October 21, 2014

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:	Incapital Unit Trust, Series 58

File No. 333-198795

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form S-6 (the “Registration Statement”) of the above-referenced Series does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1 which was the most recent amendment to the Registration Statement, was filed electronically with the Commission on October 20, 2014.

Incapital LLC

By:   /s/ Thomas Belka

 Executive Director